Templeton China World Fund
Statement of Investments, November 30, 2019 (unaudited)
		Country	Shares	Value
	Common Stocks 97.6%
	Automobiles 1.7%
	Dongfeng Motor Group Co. Ltd., H	China	1,857,478	$1,784,439
	Jiangling Motors Corp. Ltd., B	China	2,872,946	2,176,419
				3,960,858
	Banks 9.3%
	Bank of Ningbo Co. Ltd., A	China	656,079	2,479,730
	China Construction Bank Corp., H	China	10,258,926	8,164,888
	China Merchants Bank Co. Ltd., H	China	827,500	3,911,380
	Industrial and Commercial Bank of China Ltd., H	China	10,349,725	7,377,739
				21,933,737
	Beverages 1.9%
	Luzhou Laojiao Co. Ltd.	China	292,500	3,400,220
	Wuliangye Yibin Co. Ltd.	China	42,000	761,769
	Yantai Changyu Pioneer Wine Co. Ltd., B	China	119,099	229,440
				4,391,429
	Biotechnology 0.5%
[a]	BeiGene Ltd.	China	78,600	1,206,944
	Commercial Services & Supplies 1.0%
	A-Living Services Co. Ltd., H	China	721,250	2,326,524
	Communications Equipment 0.5%
	Hytera Communications Corp. Ltd., A	China	900,000	1,136,446
	Construction Materials 1.9%
	Anhui Conch Cement Co. Ltd., H	China	480,000	3,069,062
	Asia Cement China Holdings Corp.	China	71,271	95,783
	Huaxin Cement Co. Ltd., B	China	606,756	1,176,500
				4,341,345
	Diversified Consumer Services 2.5%
[a]	New Oriental Education & Technology Group Inc., ADR	China	48,551	5,878,555
	Electric Utilities 0.6%
	CK Infrastructure Holdings Ltd.	Hong Kong	201,348	1,363,275
	Electronic Equipment, Instruments & Components 1.4%
	Hangzhou Hikvision Digital Technology Co. Ltd., A	China	755,330	3,373,634
	Entertainment 0.1%
	Poly Culture Group Corp. Ltd., H	China	161,100	104,137
	Food & Staples Retailing 3.0%
	Beijing Jingkelong Co. Ltd., H	China	679,971	119,007
	Dairy Farm International Holdings Ltd.	Hong Kong	518,076	3,030,745
	President Chain Store Corp.	Taiwan	399,059	3,993,073
				7,142,825
	Food Products 4.2%
	Uni-President China Holdings Ltd.	China	9,708,080	9,859,633
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Templeton China World Fund
Statement of Investments (unaudited)
		Country	Shares	Value
	Common Stocks (continued)
	Health Care Providers & Services 2.7%
	Shanghai Pharmaceuticals Holding Co. Ltd., H	China	2,876,500	$5,159,312
	Sinopharm Group Co. Ltd., H	China	358,000	1,182,235
				6,341,547
	Hotels, Restaurants & Leisure 1.7%
	Yum China Holdings Inc.	China	91,430	4,070,464
	Industrial Conglomerates 1.0%
	CK Hutchison Holdings Ltd.	Hong Kong	264,690	2,404,182
	Insurance 10.6%
	AIA Group Ltd.	Hong Kong	1,362,100	13,642,229
	China Life Insurance Co. Ltd., H	China	3,076,000	7,772,718
	Ping An Insurance (Group) Co. of China Ltd., H	China	303,000	3,433,417
				24,848,364
	Interactive Media & Services 10.7%
[a]	Baidu Inc., ADR	China	30,096	3,567,279
	Tencent Holdings Ltd.	China	511,900	21,698,104
				25,265,383
	Internet & Direct Marketing Retail 13.5%
[a]	Alibaba Group Holding Ltd., ADR	China	125,720	25,144,000
[a]	Baozun Inc., ADR	China	126,932	4,819,608
[a]	Trip.com Group Ltd., ADR	China	55,600	1,848,144
				31,811,752
	IT Services 0.8%
	TravelSky Technology Ltd., H	China	793,441	1,931,959
	Life Sciences Tools & Services 2.1%
[a]	Wuxi Biologics Cayman Inc.	China	441,500	4,988,716
	Oil, Gas & Consumable Fuels 2.9%
	China Petroleum & Chemical Corp., H	China	4,915,678	2,756,819
	CNOOC Ltd.	China	2,338,400	3,393,575
	COSCO SHIPPING Energy Transportation Co. Ltd., H	China	1,600,000	660,211
				6,810,605
	Paper & Forest Products 1.5%
	Nine Dragons Paper Holdings Ltd.	China	3,507,400	3,571,115
	Pharmaceuticals 2.8%
	CSPC Pharmaceutical Group Ltd.	China	2,230,000	5,076,599
	Jiangsu Hengrui Medicine Co. Ltd., A	China	121,409	1,482,987
				6,559,586
	Real Estate Management & Development 6.3%
	China Overseas Land & Investment Ltd.	China	1,086,000	3,641,828
	China Resources Land Ltd.	China	1,102,000	4,765,413
	CK Asset Holdings Ltd.	Hong Kong	377,690	2,511,403
	Shimao Property Holdings Ltd.	China	1,070,500	3,877,038
				14,795,682
	Semiconductors & Semiconductor Equipment 3.1%
	Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	724,330	7,235,945
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Templeton China World Fund
Statement of Investments (unaudited)
		Country	Shares	Value
	Common Stocks (continued)
	Specialty Retail 0.2%
	Luk Fook Holdings (International) Ltd.	Hong Kong	192,000	$534,710
	Textiles, Apparel & Luxury Goods 6.5%
	Anta Sports Products Ltd.	China	1,619,355	15,225,801
	Transportation Infrastructure 0.7%
	COSCO SHIPPING Ports Ltd.	China	1,406,907	1,144,894
	Sichuan Expressway Co. Ltd., H	China	1,885,100	558,705
				1,703,599
	Wireless Telecommunication Services 1.9%
	China Mobile Ltd.	China	595,770	4,490,461
	Total Common Stocks (Cost $144,412,558)			229,609,213
	Short Term Investments (Cost $6,925,500) 3.0%
	Money Market Funds 3.0%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 1.35%	United States	6,925,500	6,925,500
	Total Investments (Cost $151,338,058) 100.6%			236,534,713
	Other Assets, less Liabilities (0.6)%			(1,330,058)
	Net Assets 100.0%			$235,204,655

See Abbreviations on page 6.
[a]Non-income producing.
[b]See Note 4 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day effective yield at period end.
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Templeton China World Fund
Notes to Statement of Investments (unaudited)
1.  ORGANIZATION
Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
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Templeton China World Fund
Notes to Statement of Investments (unaudited)
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3.  CONCENTRATION OF RISK
Investing in securities of "China companies" may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the People’s Republic of China, Hong Kong, or Taiwan. Such risks include fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities.
4.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2019, the Fund held investments in affiliated management investment companies as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.35%	$549,399	$51,859,714	$(45,483,613)	$ —	$ —	$6,925,500	6,925,500	$21,422
5.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At November 30, 2019, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.
6.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
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Templeton China World Fund
Notes to Statement of Investments (unaudited)
ABBREVIATIONS
Selected Portfolio
ADR	American Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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